Share-Based Payment Arrangements - Schedule of Number and Weighted Average Exercise Prices of Share Options (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Schedule of Number and Weighted Average Exercise Prices of Share Options [Abstract]
Weighted average exercise price, Outstanding beginning balance	$ 0.36	$ 0.46	$ 0.52
Number of options, Outstanding beginning balance	20,364,323	19,218,783	18,468,235
Weighted average exercise price, Exercisable	$ 0.404	$ 0.45	$ 0.62
Number of options, Exercisable	13,449,701	14,420,406	10,923,032
Weighted average exercise price, Expired and forfeited during the year	$ 0.35	$ 0.84	$ 0.54
Number of options, Expired and forfeited during the year	(4,628,747)	(2,004,460)	(2,026,452)
Weighted average exercise price, Granted during the year	$ 0.003	$ 0.037	$ 0.19
Number of options, Granted during the year	65,450,000	3,150,000	2,777,000
Weighted average exercise price, Outstanding ending balance	$ 0.071	$ 0.36	$ 0.46
Number of options, Outstanding ending balance	81,185,576	20,364,323	19,218,783